RISKS AND UNCERTAINTIES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Cash and cash equivalents	$ 1,137,426		$ 1,137,426	$ 462,103
Brokers
Concentration Risk [Line Items]
Cash and cash equivalents	634,400		634,400	19,700
Trading Platforms
Concentration Risk [Line Items]
Cash and cash equivalents	$ 154,600		$ 154,600	$ 64,700
Crypto Asset, Decentralized Finance Protocols | Protocol Concentration Risk | Four Protocols
Concentration Risk [Line Items]
Concentration risk percentage				77.00%
Revenue Benchmark | Customer Concentration Risk | Two Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage	39.00%
Revenue Benchmark | Customer Concentration Risk | Three Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage		35.00%	54.00%
Loans Receivable | Credit Concentration Risk | Two Counterparties
Concentration Risk [Line Items]
Concentration risk percentage			64.00%	27.00%
Current Liabilities | Liquidity Concentration Risk | One Counterparty
Concentration Risk [Line Items]
Concentration risk percentage			6.30%	8.50%
Crypto Assets | Credit Concentration Risk | Third Parties
Concentration Risk [Line Items]
Concentration risk percentage			38.00%	22.00%
Galaxy Digital Holdings, LP
Concentration Risk [Line Items]
Cash and cash equivalents	$ 1,135,581		$ 1,135,581	$ 462,103	$ 316,610
Galaxy Digital Holdings, LP | Brokers
Concentration Risk [Line Items]
Cash and cash equivalents				19,700	199,600
Galaxy Digital Holdings, LP | Trading Platforms
Concentration Risk [Line Items]
Cash and cash equivalents				$ 64,700	$ 24,900
Galaxy Digital Holdings, LP | Crypto Asset, Decentralized Finance Protocols | Protocol Concentration Risk | Four Protocols
Concentration Risk [Line Items]
Concentration risk percentage				77.00%
Galaxy Digital Holdings, LP | Crypto Asset, Decentralized Finance Protocols | Protocol Concentration Risk | Two Protocols
Concentration Risk [Line Items]
Concentration risk percentage				92.00%
Galaxy Digital Holdings, LP | Revenue Benchmark | Customer Concentration Risk | Two Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage				40.00%
Galaxy Digital Holdings, LP | Revenue Benchmark | Customer Concentration Risk | Three Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage					54.00%	67.00%
Galaxy Digital Holdings, LP | Loans Receivable | Credit Concentration Risk | Two Counterparties
Concentration Risk [Line Items]
Concentration risk percentage				27.00%	65.00%
Galaxy Digital Holdings, LP | Current Liabilities | Liquidity Concentration Risk | One Counterparty
Concentration Risk [Line Items]
Concentration risk percentage				8.50%	12.00%
Galaxy Digital Holdings, LP | Crypto Assets | Credit Concentration Risk | Third Parties
Concentration Risk [Line Items]
Concentration risk percentage				22.00%